Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of material related party transactions

		For the year ended December 31,
		2020	2021	2022
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		23,897	19,139	15,236	2,209
Tencent Group		51,147	32,594	20,534	2,977
OrionStar Group		10,793	3,756	347	50
Services provided to:	(ii)
Tencent Group		73,462	40,333	12,479	1,809
OrionStar Group		4,207	3,862	2,610	378
Pixiu Group		2,033	9,614	433	63
Live.me Group		27,376	11,718	33,305	4,829
Purchase of products and equipment:
OrionStar Group	(iii)	87,090	40,290	1,130	164
Loans and investments provided to:
OrionStar Group	(iv)	—	100,000	—	—
Pixiu Group	(v)	7,085	—	14,181	2,056
Shenzhen Feipai	(vi)	2,500	—	—	—
Selling business to:
Live.me Group		11,060	—	—	—

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, promotion, technical support and other services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into distribution and several robotics purchase agreements with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
In 2021, the Group provided a convertible loan of RMB100,000 at an annual simple interest rate of 8% with 2 years maturity term to Beijing OrionStar. The Group does not have right to convert all or part of the principal and accumulated unpaid interest into the Beijing OrionStar’s equity interest until a qualified equity financing occurs or upon maturity. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable.
(v)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022 and the remaining principal balance was revolved to January 2024 in 2021.
(vi)
The Group entered into convertible loans agreements with Shenzhen Feipai which were fully impaired in 2020. Except for the above-mentioned related parties, the Group also provided investments to several investees with investment agreements.

Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2021	2022
	RMB	RMB	USD
Balance as of January 1	46,204	58,786	8,523
Amounts charged to expenses	15,563	7,846	1,138
Amounts written off	(2,917)	—	—
Foreign Exchange effect	(64)	457	66
Total	58,786	67,089	9,727

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2021	2022
	RMB	RMB	US$
Live.me Group	7,334	13,129	1,904
Tencent Group	15,995	4,529	657
Pixiu Group	26,625	25,104	3,640
OrionStar Group(i)	137,157	134,548	19,508
Kingsoft Group	8,164	5,019	728
Other related parties (ii)	17,393	20,610	2,987
Total	212,668	202,939	29,424

(i)
As of December 31, 2021 and 2022, the balances of due from OrionStar Group primarily included convertible loan of RMB100,000 and prepayments made for the purchase of robotics products.
(ii)
As of December 31, 2021 and 2022, the amount of due from other related parties included convertible loans of RMB21,000 to a related party, which has been fully impaired as of December 31, 2021 and 2022.

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2021	2022
	RMB	RMB	US$
OrionStar Group	811	799	116
Tencent Group	24,944	15,132	2,194
Live.me Group	1,431	10	1
Kingsoft Group	6,372	3,969	575
Other related parties	4,202	3,719	540
Total	37,760	23,629	3,426